Revenue (Tables)	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Summary of Revenues by Business Model and Product Types

The following tables summarizes the Company’s revenues by business model and product types:

Business model

	Six month ended June 30, 2018	Six month ended June 30, 2017
Pre-pay model	216,234	190,734
Pay-at-destination model	7,482	11,738
Others	53,136	45,989

	$276,852	$248,461

Product types

	Six month ended June 30, 2018	Six month ended June 30, 2017
Air	114,055	116,653
Packages, Hotels and Other Travel Products	162,797	131,808

	$276,852	$248,461